Real Estate Series
Real Estate Series Summary Section
Investment Goal
The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Real Estate Series (USD $)	CLASS I	CLASS S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Real Estate Series		CLASS I	CLASS S
Management Fees	[1]	0.75%	0.75%
Distribution (12b-1) Fees		none	none
Shareholder Services Fee	[2]	none	0.25%
Remainder of Other Expenses	[2]	0.18%	0.18%
Total Other Expenses	[2]	0.18%	0.43%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%
Total Annual Fund Operating Expenses	[3]	0.94%	1.19%
[1]	Management fees have been restated to reflect contractual changes to the management fees paid by the Series.
[2]	Other expenses have been restated to reflect the implementation of a 0.25% shareholder services fee.
[3]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series' financial statements) because the financial highlights include only the Series' direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Real Estate Series (USD $)	CLASS I	CLASS S
1 Year	96	121
3 Years	300	378
5 Years	520	654
10 Years	1,155	1,443

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 34% of the average value of its portfolio.
Principal Investment Strategies
The Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. These companies include those directly engaged in the real estate industry as well as in industries serving and/or related to the real estate industry. A company will be considered eligible for investment if, as determined by the Advisor, (i) at least 50% of its assets, revenues or net income is derived from the ownership, leasing, construction, management, development, financing or sale of residential, commercial or industrial real estate or (ii) it has at least 50% of the value of its assets invested in residential, commercial or industrial real estate. Examples of companies in which the Series may invest include those in the following areas: real estate investment trusts (REITs), real estate operating companies (REOCs), real estate developers and brokers, building suppliers, and mortgage lenders.

The Series may invest in common stocks, convertible securities and other equity securities, principally ETFs (defined below) and preferred stocks, and debt securities. The Series’ investment in debt securities is subject to a limit of 20% of the Series’ assets (measured at the time of purchase). The Series will typically invest in investment grade debt securities, those securities rated BBB or above by S&P or Baa or above by Moody’s (or determined to be of equivalent quality by the Advisor); however, the Series may invest up to 5% of its assets (measured at the time of purchase) in below investment grade debt securities (junk bonds), those rated below BBB-by S&P and those rated below Baa3 by Moody’s (or determined to be of equivalent quality by the Advisor). The Series’ investments in debt securities are not subject to any restrictions on maturity or duration. The Series may invest in foreign companies, including companies located in emerging market countries. The Series’ investments in American Depository Receipts (ADRs) are not considered investments in foreign securities. The Series may invest in securities of small, large or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to be fully invested while awaiting an opportunity to purchase securities directly. The Advisor believes that purchasing ETFs in such a manner may allow the Series to invest in a particular sector of the market more efficiently than would otherwise be possible.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the real estate industry that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
  Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
  Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
  Companies trading at very low valuations relative to fundamental or break-up value.

Principal Risks of Investing in the Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements.

You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  The U.S. and/or foreign stock markets go down.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series' portfolio holdings.
  The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect.
In addition to the general risks of stock funds, the Series has special risks due to its concentration in securities of issuers in the real estate industry, even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of the Series' real estate related investments could result in the Series being subject to the above risks to a greater degree.

The Series' investments in REITs and REOCs (together, real estate companies, or RECs) are subject to additional risks. The value of a REIT or REOC can depend on its legal structure and cash flow generation. While RECs raise equity and debt capital through the private and public markets, RECs are neither mutual funds, nor hedge funds, nor private equity funds. Much as other operating companies, RECs incur operating expenses necessary to manage and maintain properties. Investing in the Series will result in absorbing duplicate levels of fees for the Series' investments in RECs. In addition, REITs are subject to certain federal tax laws and if the REIT fails to qualify for such tax treatment, significant adverse consequences could occur for any such REIT investment. For example, a qualified REIT may be adversely affected by its failure to qualify for tax-free pass through of income.

The Series may also have special risks due to its investments in stocks of small and mid-size companies. These risks include the following:
  The stocks of small and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small and mid-size companies may be less marketable than the stocks of larger companies.
  Small and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Because the Series may invest in foreign stocks and ADRs, it is subject to the following additional risks:
  The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
  Because the Series' investments in foreign securities may be denominated in the currencies of the countries in which they are located, the value of the Series' holdings may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series' investments in emerging market countries are subject to the following risks:
  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
  Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
  It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.
  There will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.
The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

The Series may purchase shares issued as part of, or a short period after, a company's initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series' purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Because the Series may also invest in bonds, it is subject to the following additional risks:
  Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series' portfolio.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody's.
In addition to the risks of bonds discussed above, the Series is subject to additional risks due to its ability to invest up to 5% of its assets in high yield or junk bonds:
  High yield bonds may underperform other sectors of the bond market, or the bond market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  The Series' investments in high yield bonds will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.
High yield bonds pay higher income than investment grade bonds to compensate for the higher risk assumed by their investors. These bonds are typically issued by companies that are restructuring, carry higher debt burdens, or are smaller and/or less established than investment grade companies. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds.

The Series' investments in convertible securities are subject to interest rate risk and credit risk, which are described above. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series' management or performance.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series' shares. Redemptions by these institutions or individuals in the Series may impact the Series' liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series' portfolio turnover rate and transaction costs to rise, which may negatively affect the Series' performance and increase the likelihood of capital gain distributions for remaining shareholders.

The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

The risks above could contribute to a decline in the value of the Series' investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. No Class I shares were outstanding during the past year. Because the Class S shares of the Series invest in the same portfolio of securities, returns for the Class I shares will be substantially similar to those of the Class S shares. Performance will be different only to the extent that the Class I shares have lower expenses. The bar chart shows the performance of the Class S Shares of the Series (formerly Class A Shares) for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class S Shares of the Series for different periods compare to those of a broad-based securities index and the MSCI U.S. Real Estate Investment Trust (REIT) Index, which is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The MSCI U.S. REIT Index provides information on the performance of the real estate sector of the market. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.
CALENDAR YEAR ENDED DECEMBER 31

Quarterly Returns Highest (quarter ended 12/31/11): 15.15% Lowest (quarter ended 09/30/11): (15.29)% Year-to-date performance (before taxes) through June 30, 2012: 16.44%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2011
Average Annual Total Returns Real Estate Series	1 Year	Since Inception	Inception Date
CLASS S	5.29%	16.76%	Nov. 10, 2009
CLASS S Return After Taxes on Distributions	4.27%	15.33%	Nov. 10, 2009
CLASS S Return After Taxes on Distributions and Sale of Series Shares	4.03%	13.69%	Nov. 10, 2009
S&P 500 Index (reflect no deduction for fees, expenses, or taxes)	2.12%	8.98%	Nov. 10, 2009
MSCI U.S. REIT Index (reflect no deduction for fees, expenses, or taxes)	7.48%	20.71%	Nov. 10, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share class. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.